Organization and Nature of Business (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 16, 2021	Feb. 10, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Consideration received on transaction	$ 600.0	$ 600.0
Business combination gross proceeds	857.6
Proceeds from PIPE financing	600.0		$ 600.0	$ 0.0
Direct and incremental transaction, aggregate cost	81.8
Reverse recapitalization, transaction costs	10.9
Adjustments to additional paid in capital, stock issued, issuance costs	55.8
Issuance of Class A common stock pursuant to the Business Combination Agreement			$ 162.3
Common Class A
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Issuance of Class A common stock pursuant to the Business Combination Agreement	$ 15.1